Business combinations and acquisition of non-controlling interests - Edupass (Details) R$ in Thousands		12 Months Ended
	Sep. 03, 2021 BRL (R$) installment	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs		R$ 13,159
Edupass
Business combinations and acquisition of non-controlling interests
Percentage of voting interest acquired	100.00%	100.00%
Purchase consideration transferred	R$ 15,229		R$ 15,229
Cash paid	2,000		2,000
Payable related to seller financing	R$ 1,975
Number of annual installments | installment	2
Additional earn out	R$ 11,254
Goodwill recorded on acquisition	R$ 11,679		11,679
Transaction costs			191
Edupass | General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs			R$ 191